SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-49023)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 22	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 23	[X]

VANGUARD ADMIRAL FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[x] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART C

VANGUARD ADMIRAL FUNDS

OTHER INFORMATION

Item 28. Exhibits

(a)	Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, filed on
December 23, 2008, Post-Effective Amendment No. 21, is hereby incorporated by reference.
(b)	By-Laws, filed on December 23, 2008, Post-Effective Amendment No. 21, are hereby incorporated by reference.
(c)	Instruments Defining Rights of Securities Holders, reference is made to Articles III and V of the Registrant’s Amended and Restated Agreement and Declaration of Trust, refer to Exhibit
(a) above.
(d)	Investment Advisory Contract, The Vanguard Group, Inc. provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds’ Service
Agreement, refer to Exhibit (h) below.
(e)	Underwriting Contracts, not applicable.
(f)	Bonus or Profit Sharing Contracts, reference is made to the section entitled “Management of the Funds” in Part B of this Registration Statement.
(g)	Custodian Agreement, for The Bank of New York Mellon, filed on December 23, 2008, Post-
Effective Amendment No. 21, is hereby incorporated by reference.
(h)	Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement, and the
Agreement and Plan of Reorganization, are filed herewith.
(i)	Legal Opinion, not applicable.
(j)	Other Opinions, Consent of an Independent Registered Public Accounting Firm, filed on
December 23, 2008, Post-Effective Amendment No. 21, is hereby incorporated by reference.
(k)	Omitted Financial Statement, not applicable.
(l)	Initial Capital Agreements, not applicable.
(m)	Rule 12b-1 Plan, not applicable.
(n)	Rule 18f-3 Plan, is filed herewith.
(o)	Reserved.
(p)	Code of Ethics, for the Vanguard Group, Inc., is filed herewith.

Item 29. Persons Controlled by or under Common Control with Registrant

Registrant is not controlled by or under common control with any person.

Item 30. Indemnification

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity. Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office with the Registrant.

Item 31. Business and Other Connections of Investment Adviser

The Vanguard Group, Inc. (Vanguard), is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

Item 32. Principal Underwriters

(a)	Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of 37 investment companies with more than 150 funds.
(b)	The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

Name	Positions and Office with Underwriter	Positions and Office with Funds
R. Gregory Barton	Director and Senior Vice President	None
Mortimer J. Buckley	Director and Senior Vice President	None
F. William McNabb III	Chairman and Director	Chief Executive Officer, President, and
Trustee
Michael S. Miller	Director and Managing Director	None
Glenn W. Reed	Director	None
George U. Sauter	Director and Senior Vice President	None
Heidi Stam	Director and Senior Vice President	Secretary
Richard D. Carpenter	Treasurer	None
David L. Cermak	Principal	None
Joseph Colaizzo	Financial and Operations Principal and Assistant	None
Treasurer
Michael L. Kimmel	Secretary	None
Sean P. Hagerty	Principal	None
John C. Heywood	Principal	None
Steve Holman	Principal	None
Jack T. Wagner	Assistant Treasurer	None
Jennifer M. Halliday	Assistant Treasurer	None
Deborah McCracken	Assistant Secretary	None
Joseph F. Miele	Registered Municipal Securities Principal	None
Scott M. Bishop	Registered Municipal Securities Principal	None
Bradley J. Sacco	Registered Municipal Securities Principal	None
Jane K. Myer	Principal	None
Pauline C. Scalvino	Chief Compliance Officer	Chief Compliance Officer

(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts, and other documents required to be maintained by Section 31 (a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of the Registrant; the Registrant’s Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant’s Custodian, The Bank of New York Mellon, One Wall Street, New York, New York 10286.

Item 34. Management Services

Other than as set forth in the section entitled “Management of the Funds” in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the
Commonwealth of Pennsylvania, on the 11th day of August, 2009.

VANGUARD ADMIRAL FUNDS

BY:_________/s/ F. William McNabb III*____________

F. William McNabb III
Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ John J. Brennan*	Chairman of the Board and	August 11, 2009
Trustee
John J. Brennan
/s/ F. William McNabb III*	Chief Executive Officer,	August 11, 2009
President, and Trustee
F. William McNabb
/s/ Charles D. Ellis*	Trustee	August 11, 2009
Charles D. Ellis
/s/ Emerson U. Fullwood*	Trustee	August 11, 2009
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	August 11, 2009
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	August 11, 2009
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	August 11, 2009
JoAnn Heffernan Heisen
/s/ André F. Perold*	Trustee	August 11, 2009
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	August 11, 2009
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	August 11, 2009
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	August 11, 2009
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, Incorporated by Reference.

INDEX TO EXHIBITS
Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement......................	Ex-99.H
Other Material Contracts, Agreement and Plan of Reorganization...................................................	Ex-99.H
Rule 18f-3 Plan ...........................................................................................................................	Ex-99.N
Code of Ethics for the Vanguard Group, Inc ...............................................................................	Ex-99.P